Business Dispositions (Sale of Retirement Plans and Individual Life) (Details) (USD $)	3 Months Ended									12 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hartford Life International Limited [Member]	Dec. 31, 2013 Hartford Life International Limited [Member]	Dec. 31, 2013 Retirement Plans [Member]	Dec. 31, 2012 Retirement Plans [Member]	Dec. 31, 2011 Retirement Plans [Member]	Mar. 31, 2013 Retirement Plans [Member]	Mar. 31, 2012 Individual Life [Member]	Dec. 31, 2013 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]	Dec. 31, 2011 Individual Life [Member]	Jan. 02, 2013 Individual Life [Member]	Dec. 31, 2013 Subsequent Event [Member] Retirement Plans [Member]	Dec. 31, 2012 Subsequent Event [Member] Retirement Plans [Member]	Jan. 02, 2013 Parent [Member] Individual Life [Member]	Dec. 31, 2012 Mass Mutual [Member] Retirement Plans [Member]	Dec. 31, 2012 Prudential [Member] Individual Life [Member]	Jul. 13, 2012 Philadelphia Financial Group, Inc. [Member] Hartford Life Private Placement LLC [Member]	Dec. 31, 2013 Minimum [Member] Mass Mutual [Member]	Dec. 31, 2013 Minimum [Member] Prudential [Member]	Dec. 31, 2013 Maximum [Member] Mass Mutual [Member]	Dec. 31, 2013 Maximum [Member] Prudential [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses														$ 285,000,000							$ 615,000,000				$ 355,000,000		$ 590,000,000
Gain (Loss) on Disposition of Business										1,561,000,000		0	0		51,000,000	45,000,000					61,000,000
Gain (Loss) on Investments																634,000,000					927,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal													0			69,000,000					0
Disposal Group, Not Discontinued Operation, Reinsurance Loss										1,491,000,000		61,000,000	0			565,000,000					927,000,000
Goodwill	0				163,000,000	250,000,000				0		250,000,000							87,000,000
Revenues	335,000,000		804,000,000	229,000,000	2,267,000,000	626,000,000	1,170,000,000	2,110,000,000	198,000,000	3,655,000,000		4,104,000,000	5,922,000,000				706,000,000	766,000,000		1,300,000,000		1,303,000,000
Net Income (Loss) Attributable to Parent	(81,000,000)		201,000,000	(35,000,000)	380,000,000	(25,000,000)	203,000,000	87,000,000	289,000,000	465,000,000		554,000,000	244,000,000				(39,000,000)	3,000,000				21,000,000	85,000,000
Net realized capital gain (loss) on disposal, net of tax																														61,000,000
Policyholder liabilities																						8,300,000,000				9,200,000,000
Separate accounts liabilities	57,463,000,000	[1],[2]								57,463,000,000	[1],[2]											5,300,000,000				0
Policy loans, at outstanding balance																												9,300,000,000
Disposal Group, Including Discontinued Operation, Other Assets																	100,000,000
Sale of Retirement Plans, Transition Period																															18 months		24 months
Invested assets transferred, carrying value																						7,600,000,000
Disposal Group, Assets of Business Transferred under Modified Coinsurance Arrangement	1,300,000,000									1,300,000,000																			1,400,000,000
Deferred policy acquisition costs																						1,800,000,000
Other liabilities (includes variable interest entity liabilities of [$0] and $111 )	3,788,000,000					9,535,000,000				3,788,000,000		9,535,000,000												1,900,000,000
Sale of Life Insurance Products, Transition Period																																18 months		24 months
Estimated reinsurance loss												$ 0

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).
[2]	AV includes the contract holder’s investment in the separate account and the general account.